Short-term investments (Tables)	12 Months Ended
Dec. 31, 2014
Investment Gain (Loss) of Trading Securities

Investment gains of trading securities for the years ended December 31, 2012 and 2013 consisted of the following and was included in the other income in the consolidated statements of operations:

	For the years ended December 31
	2012	2013
Realized gains from sales of trading securities	$349,338	$222,532
Unrealized holding gains (losses)	252,455	—

	$601,793	$222,532